Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions
Note 5 —
Related Party Transactions
Founder Shares
On January 29, 2021, the Sponsor paid $25,000 to cover certain of the Company’s offering costs in exchange for 5,750,000 founder shares. In March 2021, the Company effected a stock dividend of 1,437,500 shares with respect to its Class B common stock, resulting in its initial stockholders holding an aggregate of 7,187,500 founder shares. On May 25, 2021, the Sponsor surrendered an aggregate of 718,750 shares of Class B common stock for no consideration, which were cancelled, resulting in an aggregate of 6,468,750 shares of Class B common stock outstanding and held by the Sponsor. Up to 843,750 of the founder shares will be forfeited depending on the extent to which the underwriters’ over-allotment is exercised. In July 2021, the 843,750 of the founder shares were forfeited due to the underwriters’ over-allotment not exercised.
On May 19, 2023 following the approval of the proposals at the Special Meeting, the Sponsor, holder of the Class B founder shares, elected to convert 5,624,000 of the 5,625,000 Class B founder shares into shares of Class A common stock (the “Conversion”).
The Company’s initial stockholders will agree not to transfer, assign or sell any of their founder shares until the earlier to occur of (A) three years after the completion of the Company’s initial Business Combination (or with respect to any founder shares transferred or distributed by the Sponsor to one of the Company’s independent directors, one year) and (B) subsequent to the Company’s initial Business Combination, the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. The transfer restrictions described above are not subject to any except based on the price at which the Company’s common stock trades after the completion of the Company’s initial Business Combination. Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial stockholders with respect to any founder shares.
Promissory Note — Related Party
The Company’s Sponsor has agreed to loan the Company an aggregate of up to $300,000 to be used for a portion of the expenses of the IPO. The loan is non-interest
bearing, unsecured and due at the earlier of July 31, 2021 or the closing of the IPO. The Company paid the promissory note in full on June 30, 2021.
On June 14, 2022, the Sponsor agreed to loan the Company $400,000 pursuant to a new promissory note (“Promissory Note 1”).
On October 6, 2022, the Sponsor agreed to loan the Company $420,000 pursuant to a new promissory note (“Promissory Note 2”).
On December 14, 2022, the Sponsor agreed to loan the Company $330,000 pursuant to a new promissory note (“Promissory Note 3”).
On March 2, 2023, the Sponsor agreed to loan the Company $250,000 pursuant to a new promissory note (“Promissory Note 4”).

On May 8, 2023, the Sponsor agreed to loan the Company $250,000 pursuant to a new promissory note (“Promissory Note 5”).
On June 1, 2023, the Company issued an unsecured promissory note (an “Extension Promissory Note”) in the principal amount of $160,000 to the Sponsor.
On June 1, 2023, the Company issued an unsecured promissory note (“Promissory Note 6”) in the principal amount of
$240,000
to the Sponsor for general corporate purposes.
On July 3, 2023, the Company issued an unsecured promissory note (an “Extension Promissory Note”) in the principal amount of $160,000 to the Sponsor.
On August 3, 2023, the Company issued an unsecured promissory note (“Promissory Note 7”) in the principal amount of
$270,000
to the Sponsor, of which
$160,000
shall be utilized for a payment to the Payee’s Trust.
On September 1, 2023, the Company issued an unsecured promissory note (an “Extension Promissory Note”) in the principal amount of $160,000 to the Sponsor.
On September 1, 2023, the Company issued an unsecured promissory note (“Promissory Note 8,” and together with Promissory Note 1, Promissory Note 2, Promissory Note 3, Promissory Note 4, Promissory Note 5, Promissory Note 6 and Promissory Note 7, the “Promissory Notes”) in the principal amount of
$170,000
to the
Sponsor. The Promissory Notes and Extension Promissory notes bear no interest and are payable in full on the earlier of: (i) November 28, 2023 or
(ii) the date on which the Company consummates an initial business combination.
As
of September 30, 2023 and December 31, 2022, there was $2,810,000 and $1,150,000 outstanding under the Promissory Notes (including any Extension Promissory Notes), respectively.
Related Party Loans
In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). Such loan is non-interest
bearing. If the Company completes an initial Business Combination, the Company would repay such loaned amounts out of the proceeds of the Trust Account released to the Company. Otherwise, such loans would be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used to repay such loaned amounts. Up to $1,500,000 of such loans may be convertible into warrants, at a price of $1.50 per warrant at the option of the lender. The warrants w
o
uld be identical to the Private Placement Warrants, including as to exercise price, exercisability and exercise period. At September 30, 2023 and December 31, 2022, no such Working Capital Loans were outstanding.
Administrative Support Agreement
The Company has agreed, commencing on May 25, 2021, to pay the Sponsor a total of $10,000 per month for office space, secretarial and administrative services provided to members of the Company’s management team. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the three and nine months ended September 30, 2023, the company incurred
$
30,000
and $
90,000
in fees for these services, respectively, of which such amount is included in due to related party. For the three and nine months ended September 30, 2022, the company incurred $
30,000
and $
90,000
in fees for these services, respectively, of which such amount is included in due to related party.

Note 5 — Related Party Transactions
Founder Shares
On January 29, 2021, the Sponsor paid $25,000 to cover certain of the Company’s offering costs in exchange for 5,750,000 founder shares. In March 2021, the Company effected a stock dividend of 1,437,500 shares with respect to its Class B common stock, resulting in its initial stockholders holding an aggregate of 7,187,500 founder shares. On May 25, 2021, the Sponsor surrendered an aggregate of 718,750 shares of Class B common stock for no consideration, which were cancelled, resulting in an aggregate of 6,468,750 shares of Class B common stock outstanding and held by the Sponsor. Up to 843,750 of the founder shares will be forfeited depending on the extent to which the underwriters’ over-allotment is exercised. In July 2021, the 843,750 of the founder shares were forfeited due to the underwriters’ over-allotment not exercised.
The Company’s initial stockholders will agree not to transfer, assign or sell any of their founder shares until the earlier to occur of (A) three years after the completion of the Company’s initial Business Combination (or with respect to any founder shares transferred or distributed by the Sponsor to one of the Company’s independent directors, one year) and (B) subsequent to the Company’s initial Business Combination, the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. The transfer restrictions described above are not subject to any except based on the price at which the Company’s common stock trades after the completion of the Company’s initial Business Combination. Any permitted transferees will be subject to the same restrictions and other agreements of the Company’s initial stockholders with respect to any founder shares.
Promissory Note — Related Party
The Company’s Sponsor has agreed to loan the Company an aggregate of up to $300,000 to be used for a portion of the expenses of the IPO. The loan is non-interest
bearing, unsecured and due at the earlier of July 31, 2021 or the closing of the IPO. The Company paid the promissory note in full on June 30, 2021.
On June 14, 2022, the Sponsor agreed to loan the Company $
400,000
pursuant to a new promissory note (the “Promissory Note”). The Promissory Notes are non-interest
bearing and payable on the earlier of: (i)
May 27, 2023
or (ii) the date on which the Company consummates an initial business combination.
On October 6, 2022, the Sponsor agreed to loan the Company $420,000 pursuant to a new promissory note (the “Promissory Note”). The Promissory Notes are non-interest
bearing and payable on the earlier of: (i) May 27, 2023 or (ii) the date on which the Company consummates an initial business combination.
On December 14, 2022, the Sponsor agreed to loan the Company $330,000 pursuant to a new promissory note (the “Promissory Note”). The Promissory Notes are non-interest
bearing and payable on the earlier of: (i) May 27, 2023 or (ii) the date on which the Company consummates an initial business combination.
As of December 31, 2022, there was $1,150,000 outstanding under the Promissory Notes.
Related Party Loans
In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). Such loan is non-interest
bearing. If the Company completes an initial Business Combination, the Company would repay such loaned amounts out of the proceeds of the Trust Account released to the Company. Otherwise, such loans would be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used to repay such loaned amounts. Up to $1,500,000 of such loans may be convertible into warrants, at a price of $1.50 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants, including as to exercise price, exercisability and exercise period. At December 31, 2022 and December 31, 2021, no such Working Capital Loans were outstanding.
Administrative
Support
Agreement
The Company has agreed, commencing on May 25, 2021, to pay the Sponsor a total of $10,000 per month for office space, secretarial and administrative services provided to members of the Company’s management team. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. For the year ended December 31, 2022 and for the period from January 28, 2021 (inception) through December 31, 2021 the
C
ompany incurred $120,000 and $71,935
in fees for these services, of which $191,935 and $71,935 is included in due to related party in the balance sheets, respectively.

LGM ENTERPRISES, LLC [Member]
Related Party Transactions
18. Related Party Transactions
The Company regularly enters into related party transactions with entities associated with, and under control of, the majority owner of the Company. Management believes some transactions were conducted on terms equivalent to those prevailing in an arm’s-length
transaction. However, some amounts earned or that were charged under these arrangements were not negotiated at arm’s length and may not represent the terms that the Company might have obtained from an unrelated third party. See below for a description of transactions with related parties.
Purchases from Related Parties
LGM Ventures, LLC (“LGMV”) is an entity with the same ownership structure as the Company. Carolina Air Center, LLC, Crystal Coast Aviation, LLC, and Kinston Jet Center, LLC are subsidiaries of LGMV and sellers of fuel. During the nine months ended September 30, 2023 and 2022, the Company purchased a total of $1,550 and $1,666 in fuel from subsidiaries of LGMV, respectively. This fuel represents approximately 3% and 2% of the Company’s total fuel purchases during the nine months ended September 30, 2023 and 2022, respectively.
Leases from Related Parties
Kinston Jet Center, LLC, Kinston Jet House, LLC, and LGM Auto, LLC are subsidiaries of LGMV and lessors of real property and equipment (such as trucks, trailers and vans). During the nine months ended September 30, 2023 and 2022, the Company incurred rent expense to subsidiaries of LGMV totaling $1,078 and $878, respectively. See Note 11 Leases for further details.
Payables to Related Parties
In relation to the fuel purchase and lease transactions, accounts payable to related parties on the condensed consolidated balance sheets totaled $0 and $72 as of September 30, 2023 and December 31, 2022, respectively. Accounts payable to related parties are recorded as an increase in equity and a decrease in accounts payable to related parties at closing. As of September 30, 2023 and 2022, the Company recognized an increase in equity related to related party payables of $1,801 and $3,919, respectively.
Sales to Related Parties
The Company allows owners of subsidiaries and lessor SAEs without Equity (“lessor VIEs”) to charter flights at a reduced rate. During the nine months ended September 30, 2023 and 2022, the Company recorded $18,387 and $17,750 in charter flight revenue from owners of subsidiaries and lessor VIEs, respectively. During the nine months ended September 30, 2023 and 2022, the Company recorded $
101
and $15 in revenue from related parties not considered owners of subsidiaries or lessor VIEs, respectively.
Receivables from Related Parties
Short term accounts receivable from related parties are comprised of these customer flight activity charges that exceed the prepaid balances of the respective customer’s account and totaled $1,511 and $2,996 as of September 30, 2023 and December 31, 2022, respectively.
In addition, there are long-term accounts receivable from owners of subsidiaries and lessor VIEs on the condensed consolidated balance sheets that totaled $2,683 and $2,629 as of September 30, 2023 and December 31, 2022, respectively. Long-term accounts receivable from related parties are comprised of the receivable balance from aircraft sales offset by aggregate repurchase option prices at the end of the lease terms (the Company books this liability when the other party exercises its option and therefore LGM is obligated to repurchase the leased aircraft). See Note 11 Leases and Note 17 Commitments and Contingencies for further details.
Accounts receivable from related parties are recorded as a decrease in equity and a decrease in accounts receivable from related parties at closing. As of September 30, 2023 and 2022, the Company recognized a reduction of equity related to related party receivables of $977 and $3,912, respectively.
The Company occasionally makes accounts payable payments on behalf of LGMV. Related party receivables from LGMV are immaterial as of September 30, 2023 and December 31, 2022, respectively.
Notes Receivable from
Non-controlling
Interests
In the normal course of its business, LGM finances upfront third-party buyers of their SAEs and holds notes receivable from these buyers. Notes receivable from non-controlling
interests is comprised of $2,468 of a related party’s purchase of 99% ownership of a consolidated subsidiary and $2,440 of another related party’s purchase of 99% ownership of a consolidated subsidiary as of September 30, 2023.
Notes receivable from
non-controlling
interests is comprised of $2,572 of a related party’s purchase of 99% ownership of a consolidated subsidiary and $2,545 of another related party’s purchase of 99% ownership of a consolidated subsidiary as of December 31, 2022.
Other Transactions with Related Parties
The Company is a guarantor to a term note, dated January 29, 2021, between Sea Jay, LLC and a financial institution where the initial principal balance is in the amount of $11,900. Sea Jay, LLC is wholly owned by LGM Ventures, LLC.

On September 14, 2023, the Company exercised its repurchase option on a 50% interest of an aircraft co-owned
with a proposed Director, Peter Hopper, which resulted in the termination of an aircraft lease with DH Aviation, LLC and subsequent purchase of 50% of the underlying aircraft. This purchase option was settled with a cashless transaction, in which the Company received the aircraft interest in exchange for settling $825 of trade receivables the seller had with the Company. The nature of this transaction was agreed upon in the early stages of the relationship.

20.	Related Party Transactions
The Company regularly enters into related party transactions with entities associated with, and under control of, the majority owner of the Company. Management believes some transactions were conducted on terms equivalent to those prevailing in an arm’s-length
transaction. However, some amounts earned or that were charged under these arrangements were not negotiated at arm’s length and may not represent the terms that the Company might have obtained from an unrelated third party. See below for a description of transactions with related parties.
Purchases from Related Parties
LGM Ventures, LLC (“LGMV”) is an entity with the same ownership structure as the Company. Carolina Air Center, LLC, Crystal Coast Aviation, LLC, and Kinston Jet Center, LLC are subsidiaries of LGMV and sellers of fuel. In 2022, the Company purchased a total of $2,185 in fuel from subsidiaries of LGMV. This fuel represents approximately 2.61% of the Company’s total 2022 fuel purchases. In 2021, the Company purchased a total of $1,004 in fuel from subsidiaries of LGMV. This fuel represents approximately 2.16% of the Company’s total 2021 fuel purchases. In 2020, the Company purchased a total of $836 in fuel from subsidiaries of LGMV. This fuel represents approximately 3.49% of the Company’s total 2020 fuel purchases.
Leases from Related Parties
Kinston Jet Center, LLC, Kinston Jet House, LLC, and LGM Auto, LLC are subsidiaries of LGMV and lessors of real property and equipment (such as trailers, trucks and vans). In 2022, the Company incurred rent expense to subsidiaries of LGMV totaling $1,235. In 2021, the Company incurred rent expense to subsidiaries of LGMV totaling $844. In 2020, the Company incurred rent expense to subsidiaries of LGMV totaling $55. See Note 12 Leases for further details.
Payables to Related Parties
In relation to the fuel purchase and lease transactions, accounts payable to related parties on the consolidated balance sheet totaled $72 and $28 as of December 31, 2022 and 2021, respectively. The Company made payments to related parties in the form of distributions amounting to $6,188, $2,368, and $1 as of December 31, 2022, 2021, and 2020, respectively.
Sales to Related Parties
The Company allows owners of subsidiaries and lessor SAEs without Equity (“lessor VIEs”) to charter flights at a reduced rate. For the year ended December 31, 2022, 2021, and 2020, the Company recorded $22,468, $17,390 and $5,359 in charter flight revenue from owners of subsidiaries and lessor VIEs, respectively.
Receivables from Related Parties
Short term accounts receivable from related parties are comprised of these customer flight activity charges that exceed the prepaid balances of the respective customer’s account and totaled of $2,996 and $1,600 as of December 31, 2022 and 2021, respectively.
In addition, there are long term accounts receivable from owners of subsidiaries and lessor VIEs on the consolidated balance sheets that totaled $2,629 and $1,158 as of December 31, 2022 and 2021, respectively. Long-term accounts receivable from related parties are comprised of the receivable balance from aircraft sales offset by aggregate repurchase option prices at the end of the lease terms (the Company books this liability when the other party exercises its option and therefore LGM is obligated to repurchase the leased aircraft). See Note 12 Leases and Note 19 Commitments and Contingencies for further details.
Accounts receivable from related parties will be considered as contributions at closing and will be recorded as an increase in equity. As of December 31, 2022 and 2021, the Company received $12,894 and $13,040 in contributions from related parties, respectively.
The Company occasionally makes accounts payable payments on behalf of LGMV. Related party receivables from LGMV are immaterial as of December 31, 2022 and 2021, respectively.
Notes Receivable from
Non-controlling
Interests
In the normal course of its business, LGM finances upfront third-party buyers of their SAEs and holds note receivables from these buyers. Notes receivable from non-controlling interests is comprised of $2,572 of a related party’s purchase of 99% ownership of a consolidated subsidiary and $2,545 of another related party’s purchase of 99% ownership of a consolidated subsidiary as of December 31, 2022. Notes receivables from non-controlling
interests is comprised of $2,700 of a related party’s purchase of 99% ownership of a consolidated subsidiary and $2,677 of another related party’s purchase of 99% ownership of a consolidated subsidiary as of December 31, 2021.